CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS)
Net income (loss) for the year	R$ 2,326,382	R$ (338,667)	R$ (2,885,929)
Items that may be reclassified subsequently to profit or loss
Other comprehensive income from associates and joint ventures	125,719	(16,745)	(251,195)
Cumulative translation adjustment	2,399,725	409,280	(5,036,586)
Recycling of cumulative translation adjustment to net income	(811,276)	(76,430)	(1,237,175)
Unrealized (Losses) Gains on net investment hedge	(1,491,534)	(148,560)	1,679,312
Cash flow hedges
Unrealized Gains (Losses) on Financial Instruments, net of tax	11,947	(11,364)	212
Total items that may be reclassified subsequently to profit or loss	234,581	156,181	(4,845,432)
Items that will not be reclassified subsequently to profit or loss
Remeasurement of defined benefit pension plan, net of tax	152,345	(115,880)	(42,181)
Total items that will not be reclassified subsequently to profit or loss	152,345	(115,880)	(42,181)
Other comprehensive income (loss), net of tax	386,926	40,301	(4,887,613)
Total comprehensive income (loss) for the year, net of tax	2,713,308	(298,366)	(7,773,542)
Total comprehensive income/(loss) attributable to:
Owners of the parent	2,668,728	(325,260)	(7,743,624)
Non-controlling interests	44,580	26,894	(29,918)
Total comprehensive income (loss) for the year, net of tax	R$ 2,713,308	R$ (298,366)	R$ (7,773,542)